Commitment and Contingencies - Narrative (Details) - USD ($)	3 Months Ended		6 Months Ended	12 Months Ended
	Jun. 30, 2023	Mar. 31, 2023	Jun. 30, 2023	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Derivatives, Fair Value [Line Items]
(Recapture of) Provision for off-balance sheet exposure		$ 267,300	$ 170,000.0	$ 0	$ 0	$ (1,380,000)
Unfunded Loan Commitment
Derivatives, Fair Value [Line Items]
(Recapture of) Provision for off-balance sheet exposure	$ (97,300)	$ (7,500)	$ (104,700)